COMBINED STATEMENTS OF PARENT'S NET INVESTMENT - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
COMBINED STATEMENTS OF PARENT'S NET INVESTMENT
Beginning balance			$ 1,282,310	$ 1,308,853	$ 1,308,853	$ 1,438,960
Net income (loss)	$ (4,321)	$ 1,412	37,734	(3,268)	6,349	(50,463)
Net distributions to Parent		$ (4,136)		$ (18,823)	(32,892)	(79,644)
Ending balance	$ 3,112,980		$ 3,112,980		$ 1,282,310	$ 1,308,853